INITIAL PUBLIC OFFERING (FY)	12 Months Ended
Dec. 31, 2017
INITIAL PUBLIC OFFERING [Abstract]
INITIAL PUBLIC OFFERING
3. INITIAL PUBLIC OFFERING

On January 25, 2017, the Company sold 17,500,000 Units at a purchase price of $10.00 per Unit, which included a partial exercise by the underwriters of their over-allotment option in the amount of 2,200,000 Units at $10.00 per Unit. Each Unit consists of one share of the Company’s common stock and one-half of one whole warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 (see Note 7). No fractional Public Warrants were issued upon separation of the Units and only whole Public Warrants trade.